LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Supplemental cash flow information of lease

2019
RMB (in millions)
Cash paid for amounts included in the measurement of lease liabilities	403
Right-of-use assets obtained in exchange for operating lease liabilities	497

Schedule Of Consolidated Balance Sheet Information To Lease [Table Text Block]

As of December 31, 2019
RMB (in millions)
Right-of-use assets	1,207
Current lease liabilities included within Other payables and accruals	438
Long-term lease liabilities	749

Total lease liabilities	1,187

Weighted average remaining lease term	4 years
Weighted average discount rate	4.2%

Schedule of maturities of lease liabilities

As of December 31, 2019
RMB ( i n millions)
2020	426
2021	351
2022	239
2023	141
2024	48
Thereafter	100

Total operating lease payments	1,305
Less: imputed interest	(118)

Total	1,187

At December 31, 2018, minimum lease payments for operating leases under the previous lease standard (“ASC 840”) were as follows (in millions):

As of December 31, 2018
RMB (in millions)
2019	335
2020	225
2021	154
2022	96
2023	73
Thereafter	114

Total minimum lease payments	997